                  -------------------------------------------

                                      UST

                               MASTER FUNDS, INC.

                  -------------------------------------------



                        INTERNATIONAL EQUITY PORTFOLIOS



                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 1995

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS....................................................    1
STATEMENTS OF ASSETS AND LIABILITIES......................................    2
STATEMENTS OF OPERATIONS..................................................    3
STATEMENTS OF CHANGES IN NET ASSETS.......................................    4
FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS..................    6
PORTFOLIOS OF INVESTMENTS
 International Fund.......................................................    8
 Pacific/Asia Fund........................................................   12
 Pan European Fund........................................................   15
 Emerging Americas Fund...................................................   18
NOTES TO FINANCIAL STATEMENTS.............................................   21

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . SHAREHOLDER SERVICES 1-800-446-1012
 . CURRENT PRICE AND YIELD INFORMATION 1-800-233-9180
 . INITIAL PURCHASE AND PROSPECTUS INFORMATION 1-800-233-1136

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and ex-penses regarding UST Master Funds, Inc. and UST Master Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-233-1136.

Investors should read the current prospectus carefully prior to investing or sending money.

UST Master Funds, Inc. and UST Master Tax-Exempt Funds, Inc. are sponsored and distributed by Edgewood Services, Inc.

You may write to UST Master Funds, Inc. and UST Master Tax-Exempt Funds, Inc. at the following address:

    UST MASTER FUNDS, INC.
    C/O CHASE GLOBAL FUNDS SERVICES COMPANY
    P.O. BOX 2798
    BOSTON, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, ITS PARENT OR AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                            LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present UST Master Funds and UST Master Tax-Exempt Funds semi-annual reports for the six months ended September 30, 1995.

The U.S. stock market continued to make strong gains for the period. International markets remained difficult overall, though conditions are looking up. Bond markets both home and abroad were somewhat volatile, yet the spectacular gains of early 1995 were not eroded. While the general market has been very favorable and some segments have been spectacular, the market also continues to be variable and unforgiving to those companies which fail to meet earnings expectations. In this environment, our outlook is somewhat cautious. Much of the good news may already be in the markets, and further broad gains will depend on continued good news about earnings and interest rates.

Investment performance continued to be strong in several of our equity and fixed income funds. The Early Life Cycle Fund, with a return of 31.16%* ranked 105th among 288 Small Company Growth Funds ranked by Lipper Analytical Services, Inc.** (Lipper) for the one year period ended September 30, 1995. The Communication and Entertainment Fund returned 30.98%,* Global Competitors returned 28.77%,* ranking 121st, and 184th, respectively, among 550 Growth Funds ranked by Lipper for the same period. Among our fixed-income funds, The Managed Income returned 16.98%* ranking 8th among 77 Corporate BBB Funds*** tracked by Lipper. The Intermediate-Term Managed Income Funds returned 14.61%* ranking 13th among 144 Lipper Intermediate-Term Investment Grade Bond Funds. Three Tax-Exempt funds turned in the best relative performance in our family of funds during the one year period. Lipper ranked both the Long-Term Tax-Exempt, 16.03%,* and the N.Y. Intermediate-Term Funds, 10.37%,* number 1 among 213 General Municipal Bond Funds,*** and 22 among N.Y. State Municipal Bond Funds,*** respectively. The Intermediate-Term Tax Exempt Fund ranked 2nd among 111 Lipper Intermediate-Term Municipal Bond Funds*** with a return of 11.16%.*

With a diversified portfolio of professionally managed funds, we are prepared to fulfill your investment needs. We appreciate your participation in UST Master Funds and UST Master Tax-Exempt Funds and look forward to serving you in the years to come.

                                          Alfred C. Tannachion
                                          Chairman of the Board and President
--------
  * Past performance is not predictive of future performance. Total return represents the change during the period in a hypothetical account with dividends reinvested, without taking into account the maximum initial sales charge of 4.5%. Investment return and principal value will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost.
  The average annual total returns on 9/30/95, including the maximum 4.5% sales charge for one year and since inception (12/31/92) were 25.25% and 20.50%, respectively, for Early Life Cycle Fund, 25.13% and 23.54%, respectively, for Communication and Entertainment Fund, 22.96% and 12.77%, respectively, for Global Competitors Fund and 9.49% and 4.86%, respectively, for Intermediate-Term Managed Income Fund. The average annual total returns on 9/30/95, including the maximum 4.5% sales charge for one year, five year and since inception were 11.66%, 9.14% and 10.68%, respectively, for Managed Income Fund (1/9/86 inception), 10.78%, 9.35% and 10.69%, respectively, for Long Term Tax-Exempt Fund (2/5/86 inception), 5.38%, 6.01% and 6.05%, respectively, for N.Y. Intermediate-Term Tax-Exempt Fund (5/31/90 inception) and 6.10%, 7.14% and 7.95%, respectively, for Intermediate-Term Tax-Exempt Fund (12/3/85 inception).
  A portion of the tax-exempt funds' income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.
  Each fund is currently waiving certain fees. Had the funds not waived fees, returns would have been lower. This voluntary waiver may be modified or terminated at any time.
 ** Lipper Analytical Services, Inc. is an independent mutual fund performance monitor whose rankings are based on total return excluding sales charges. *** For the five year period ended 9/30/95, Lipper ranked Managed Income Fund
    19 among 26 Corporate BBB Funds, Long-Term Tax-Exempt Fund 2 among 98 General Municpal Bond Funds, N.Y. Intermediate-Term Tax-Exempt Fund 5 among 5 N.Y. State Municipal Bond Funds and Intermediate-Term Tax-Exempt Fund 5 among 32 Intermediate-Term Municipal Bond Funds.

UST MASTER FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
AS OF SEPTEMBER 30, 1995 (UNAUDITED)

                                                                 PAN      EMERGING
                                 INTERNATIONAL PACIFIC/ASIA   EUROPEAN    AMERICAS
                                     FUND          FUND         FUND        FUND
                                 ------------- ------------  ----------- -----------
  ASSETS:
   Investments, at cost -- see
    accompanying portfolios....   $78,713,176  $57,543,141   $42,389,811 $39,873,788
                                  ===========  ===========   =========== ===========
   Investments, at value (Note
    1).........................   $83,451,792  $58,540,693   $46,940,390 $35,832,640
   Cash........................           139          610           601         884
   Foreign currency (cost
    $14,123)...................           --           --            --       14,476
   Dividends receivable........       186,980       84,229       142,066      55,044
   Interest receivable.........        38,726       23,680        20,073      11,664
   Receivable for investments
    sold.......................           --           --         41,724      56,057
   Receivable for fund shares
    sold.......................       202,624      184,973        15,415     161,351
   Withholding tax receivable..        73,539        1,845        96,766         --
   Prepaid expenses............           404          354           263         280
   Unamortized organization
    costs (Note 5).............           --         9,429         9,429       9,429
                                  -----------  -----------   ----------- -----------
    TOTAL ASSETS...............    83,954,204   58,845,813    47,266,727  36,141,825
  LIABILITIES:
   Payable for investments
    purchased..................       136,783          --         47,757     117,958
   Payable for fund shares
    redeemed...................       118,655       11,427        81,460      36,460
   Investment advisory fees
    payable (Note 2)...........        63,359       44,816        36,163      28,508
   Administration fees and
    shareholder servicing fees
    payable (Note 2)...........        17,448       12,331         9,383       7,915
   Accrued expenses and other
    payables...................        36,381       70,559        32,839      30,689
                                  -----------  -----------   ----------- -----------
    TOTAL LIABILITIES..........       372,626      139,133       207,602     221,530
                                  -----------  -----------   ----------- -----------
  NET ASSETS...................   $83,581,578  $58,706,680   $47,059,125 $35,920,295
                                  ===========  ===========   =========== ===========
  NET ASSETS consist of:
   Undistributed/(distributions
    in excess of) net
    investment income..........   $   250,776  $    45,646   $   548,250 $  (220,235)
   Accumulated net realized
    gain/(loss) on investments.       372,458     (111,928)    1,175,412  (4,990,673)
   Unrealized
    appreciation/(depreciation)
    on investments.............     4,739,079      997,776     4,555,847  (4,042,408)
   Par value (Note 4)..........         7,882        6,440         5,219       5,050
   Paid in capital in excess of
    par value..................    78,211,383   57,768,746    40,774,397  45,168,561
                                  -----------  -----------   ----------- -----------
  TOTAL NET ASSETS.............   $83,581,578  $58,706,680   $47,059,125 $35,920,295
                                  ===========  ===========   =========== ===========
  Shares of Common Stock
   Outstanding.................     7,882,375    6,439,989     5,218,785   5,049,933
  NET ASSET VALUE PER SHARE....        $10.60        $9.12         $9.02       $7.11
                                       ======        =====         =====       =====

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 1995 (UNAUDITED)

                                                               PAN       EMERGING
                                 INTERNATIONAL PACIFIC/ASIA  EUROPEAN    AMERICAS
                                     FUND          FUND        FUND        FUND
                                 ------------- ------------ ----------  -----------
  INVESTMENT INCOME:
   Dividend income.............   $1,024,353    $  776,076  $1,001,586  $   444,365
   Interest income.............      189,950        83,636      42,414       36,209
   Less: Foreign taxes
    withheld...................     (118,708)      (45,488)   (136,422)     (35,335)
                                  ----------    ----------  ----------  -----------
    TOTAL INCOME...............    1,095,595       814,224     907,578      445,239
  EXPENSES:
   Investment advisory fees
    (Note 2)...................      369,440       262,569     219,083      170,391
   Administration fees (Note
    2).........................       73,888        52,514      43,817       34,078
   Administrative service fees
    (Note 2)...................       30,017        18,562      16,360       12,245
   Shareholder servicing agent
    fees (Note 2)..............       28,414        19,088      14,718       13,770
   Custodian fees (Note 2).....       24,110        30,689      25,901       21,614
   Registration and filing
    fees.......................        7,485         1,442       5,204        4,511
   Legal and audit fees........        5,145         3,469       3,050        2,270
   Directors' fees and expenses
    (Note 2)...................        1,095           781         682          500
   Shareholder reports.........       11,157         7,850       6,834        4,611
   Amortization of organization
    costs (Note 5).............          --          2,105       2,105        2,105
   Miscellaneous expenses......        2,868         1,879       1,770        1,692
                                  ----------    ----------  ----------  -----------
    TOTAL EXPENSES.............      553,619       400,948     339,524      267,787
   Fees waived by investment
    adviser and administrators
    (Note 2)...................      (30,017)      (18,562)    (16,360)     (12,245)
                                  ----------    ----------  ----------  -----------
    NET EXPENSES...............      523,602       382,386     323,164      255,542
                                  ----------    ----------  ----------  -----------
  NET INVESTMENT INCOME........      571,993       431,838     584,414      189,697
                                  ----------    ----------  ----------  -----------
  REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENTS
   (NOTE 1):
   Net realized gain/(loss):
    Security transactions......      445,772       (93,067)  1,205,817   (1,184,446)
    Foreign currency
     translations..............      (62,135)      (18,862)    (30,408)     (44,892)
                                  ----------    ----------  ----------  -----------
   Total net realized
    gain/(loss)................      383,637      (111,929)  1,175,409   (1,229,338)
   Change in unrealized
    appreciation/(depreciation)
    on investments during the
    period.....................    4,387,023     3,633,912   2,665,436    6,917,364
                                  ----------    ----------  ----------  -----------
  NET REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENTS..    4,770,660     3,521,983   3,840,845    5,688,026
                                  ----------    ----------  ----------  -----------
  NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS...   $5,342,653    $3,953,821  $4,425,259  $ 5,877,723
                                  ==========    ==========  ==========  ===========

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                PAN        EMERGING
                                INTERNATIONAL PACIFIC/ASIA   EUROPEAN      AMERICAS
                                    FUND          FUND         FUND          FUND
                                ------------- ------------  -----------  ------------
  PERIOD ENDED SEPTEMBER 30,
   1995 (UNAUDITED)
  Net investment income.......   $   571,993  $   431,838   $   584,414  $    189,697
  Net realized gain/(loss) on
   investments................       383,637     (111,929)    1,175,409    (1,229,338)
  Change in unrealized
   appreciation/(depreciation)
   on investments during the
   period.....................     4,387,023    3,633,912     2,665,436     6,917,364
                                 -----------  -----------   -----------  ------------
  Net increase in net assets
   resulting from operations..     5,342,653    3,953,821     4,425,259     5,877,723
  Distributions to
   shareholders:
   From net realized gain on
    investments...............           --       (59,217)     (365,020)          --
  Increase in net assets from
   fund share transactions
   (Note 4)...................    14,186,967    7,194,877     3,021,924     2,698,842
                                 -----------  -----------   -----------  ------------
  Net increase in net assets..    19,529,620   11,089,481     7,082,163     8,576,565
  NET ASSETS:
   Beginning of period........    64,051,958   47,617,199    39,976,962    27,343,730
                                 -----------  -----------   -----------  ------------
   End of period (1)..........   $83,581,578  $58,706,680   $47,059,125  $ 35,920,295
                                 ===========  ===========   ===========  ============
  YEAR ENDED MARCH 31, 1995
  Net investment income.......   $   432,171  $   431,881   $   440,751  $     23,066
  Net realized gain/(loss) on
   investments................     1,361,291      926,373       535,571      (949,310)
  Change in unrealized
   appreciation/(depreciation)
   on investments and foreign
   currency translations
   during the year............    (3,439,838)  (4,408,067)      589,836   (12,162,327)
                                 -----------  -----------   -----------  ------------
  Net increase/(decrease) in
   net assets resulting from
   operations.................    (1,646,376)  (3,049,813)    1,566,158   (13,088,571)
  Distributions to
   shareholders:
   From net investment income.           --      (190,492)     (418,469)       (7,102)
   In excess of net investment
    income....................      (644,640)  (1,253,347)          --       (779,330)
   From net realized gain on
    investments...............    (1,837,604)  (4,336,945)     (465,376)       (1,896)
   In excess of net realized
    gain on investments.......           --           --            --     (3,391,937)
  Increase in net assets from
   fund share transactions
   (Note 4)...................    12,443,548    3,421,063     2,619,824     5,330,119
                                 -----------  -----------   -----------  ------------
  Net increase/(decrease) in
   net assets.................     8,314,928   (5,409,534)    3,302,137   (11,938,717)
  NET ASSETS:
   Beginning of year..........    55,737,030   53,026,733    36,674,825    39,282,447
                                 -----------  -----------   -----------  ------------
   End of year (2)............   $64,051,958  $47,617,199   $39,976,962  $ 27,343,730
                                 ===========  ===========   ===========  ============

(1) Including undistributed/(distributions in excess of) net investment income of $250,776 for International Fund, $45,646 for Pacific/Asia Fund, $548,250 for Pan European Fund and ($220,235) for Emerging Americas Fund.
(2) Including distributions in excess of net investment income of $321,217 for International Fund, $386,192 for Pacific/Asia Fund, $36,164 for Pan European Fund and $409,932 for Emerging Americas Fund.

                       See Notes to Financial Statements

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

UST MASTER FUNDS, INC.
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS

 For a fund share outstanding throughout each year.

                           NET ASSET    NET       NET REALIZED             DIVIDENDS    DIVIDENDS
                            VALUE,   INVESTMENT  AND UNREALIZED TOTAL FROM  FROM NET   IN EXCESS OF
                           BEGINNING  INCOME/    GAIN/(LOSS) ON INVESTMENT INVESTMENT NET INVESTMENT
                           OF PERIOD   (LOSS)     INVESTMENTS   OPERATIONS   INCOME       INCOME
                           --------- ----------  -------------- ---------- ---------- --------------
  INTERNATIONAL FUND --
    (7/21/87*)
   Year Ended March 31,
   1991...................   $9.84     $0.13         $(0.64)      $(0.51)    $(0.11)      $ 0.00
   1992...................    8.75      0.08          (0.45)       (0.37)     (0.11)        0.00
   1993...................    8.27      0.15           0.25         0.40      (0.01)        0.00
   1994...................    8.66      0.05           1.88         1.93      (0.02)       (0.12)
   1995...................   10.44      0.10          (0.29)       (0.19)      0.00        (0.11)
   Period Ended September
    30, 1995 (Unaudited)..    9.82      0.08           0.70         0.78       0.00         0.00
  PACIFIC/ASIA FUND --
    (12/31/92*)
   Year Ended March 31,
   1993...................   $7.00     $0.00+++      $ 0.54       $ 0.54     $ 0.00       $ 0.00
   1994...................    7.54      0.08           2.81         2.89      (0.05)       (0.06)
   1995...................   10.04      0.08          (0.58)       (0.50)     (0.03)       (0.23)
   Period Ended September
    30, 1995 (Unaudited)..    8.45      0.08           0.60         0.68       0.00         0.00
  PAN EUROPEAN FUND --
    (12/31/92*)
   Year Ended March 31,
   1993...................   $7.00     $0.00+++      $ 0.34       $ 0.34     $ 0.00       $ 0.00
   1994...................    7.34      0.03           0.70         0.73       0.00        (0.04)
   1995...................    8.03      0.09           0.25         0.34      (0.09)        0.00
   Period Ended September
    30, 1995 (Unaudited)..    8.19      0.11           0.79         0.90       0.00         0.00
  EMERGING AMERICAS
   FUND -- (12/31/92*)
   Year Ended March 31,
   1993...................   $7.00     $0.00+++      $ 0.12       $ 0.12     $ 0.00       $ 0.00
   1994...................    7.12      0.05           2.24         2.29      (0.03)       (0.02)
   1995...................    9.30      0.01          (2.56)       (2.55)      0.00        (0.17)
   Period Ended September
    30, 1995 (Unaudited)..    5.86      0.04           1.21         1.25       0.00         0.00

  * Commencement of operations
 ** Annualized
  + Expense ratios before waiver of fees and reimbursement of expenses (if any)
    by adviser and administrators.
 ++ Total return data does not reflect the sales load payable on purchases of fund shares.
+++ Amount represents less than $0.01 per share.

                       See Notes to Financial Statements

                DISTRIBUTIONS
                  IN EXCESS                                                  RATIO OF NET RATIO OF GROSS RATIO OF NET
DISTRIBUTIONS      OF NET                                        NET ASSETS,  OPERATING     OPERATING     INVESTMENT
   FROM NET       REALIZED                  NET ASSET              END OF      EXPENSES      EXPENSES    INCOME/(LOSS) PORTFOLIO
REALIZED GAIN      GAIN ON        TOTAL     VALUE, END  TOTAL      PERIOD     TO AVERAGE    TO AVERAGE    TO AVERAGE   TURNOVER
ON INVESTMENTS   INVESTMENTS  DISTRIBUTIONS OF PERIOD  RETURN++     (000)     NET ASSETS   NET ASSETS+    NET ASSETS     RATE
--------------  ------------- ------------- ---------- --------  ----------- ------------ -------------- ------------- ---------
 $(0.47)            $0.00        $(0.58)      $ 8.75     (5.20)%   $31,873       1.61%         1.61%          1.57 %       47%
   0.00              0.00         (0.11)        8.27     (4.35)%    46,921       1.52%         1.52%          0.94 %       32%
   0.00              0.00         (0.01)        8.66      4.85 %    30,374       1.50%         1.50%          1.27 %       31%
  (0.01)             0.00         (0.15)       10.44     22.34 %    55,737       1.53%         1.53%          0.18 %       64%
  (0.32)             0.00         (0.43)        9.82     (1.93)%    64,052       1.47%         1.53%          0.71 %       66%
   0.00              0.00          0.00        10.60      7.94 %    83,582       1.42%**       1.50%**        1.55 %**     34%**
  $0.00             $0.00        $ 0.00       $ 7.54      7.71 %   $ 9,665       1.67%**       2.00%**        0.27 %**      1%
  (0.28)             0.00         (0.39)       10.04     38.11 %    53,027       1.53%         1.77%          0.54 %       68%
  (0.83)             0.00         (1.09)        8.45     (5.89)%    47,617       1.47%         1.52%          0.85 %       69%
  (0.01)             0.00         (0.01)        9.12      8.05 %    58,707       1.46%**       1.53%**        1.64 %**     30%**
  $0.00             $0.00        $ 0.00       $ 7.34      4.86 %   $ 3,797       1.67%**       3.13%**       (0.33)%**      9%
   0.00              0.00         (0.04)        8.03     10.05 %    36,675       1.61%         1.72%          0.06 %       30%
  (0.09)             0.00         (0.18)        8.19      4.33 %    39,977       1.51%         1.57%          1.11 %       47%
  (0.07)             0.00         (0.07)        9.02     11.08 %    47,059       1.47%**       1.55%**        2.67 %**     31%**
  $0.00             $0.00        $ 0.00       $ 7.12      1.71 %   $ 3,830       1.67%**       2.56%**       (0.04)%**     76%
  (0.06)             0.00         (0.11)        9.30     32.25 %    39,282       1.49%         1.71%          0.29 %       51%
  (0.00)            (0.72)        (0.89)        5.86    (30.47)%    27,344       1.50%         1.57%          0.06 %       69%
   0.00              0.00          0.00         7.11     21.33 %    35,920       1.50%**       1.57%**        1.11 %**     54%**

   FEE
 WAIVERS
 (NOTE 2)
 ----------
  $0.00
   0.00
   0.00
   0.00+++
   0.01
   0.00+++
  $0.00+++
   0.04
   0.01
   0.00+++
  $0.02
   0.05
   0.00+++
   0.00+++
  $0.02
   0.03
   0.01
   0.00+++


                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
INTERNATIONAL FUND (UNAUDITED)





                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- 93.88%
            JAPAN -- 26.59%
     76,000 Asahi Chemical Industry Co., Ltd......................   $   525,699
     16,000 Daifuku...............................................       195,496
         45 DDI Corp..............................................       371,706
         46 East Japan Railway Co.................................       227,608
     34,000 Fujisawa Pharmaceutical Co............................       336,464
     52,000 Fujitsu Ltd...........................................       656,367
     35,000 Hitachi Construction Machinery Co.....................       392,305
     38,000 Hitachi Ltd...........................................       414,420
    130,000 Hitachi Zosen Corp....................................       635,363
     90,000 Honshu Paper Co., Ltd.................................       546,198
     26,000 Industrial Bank of Japan..............................       758,760
     35,000 Isetan Co.............................................       491,265
      7,000 Ito-Yokado Co., Ltd. .................................       387,357
     37,000 Kajima Corp...........................................       364,657
     44,000 Kamigumi Co., Ltd.....................................       412,764
     17,000 Katokichi Co., Ltd. ..................................       324,447
      3,000 Keyence Corp. ........................................       372,614
      5,000 Kyocera Corp..........................................       410,987
     86,000 Marubeni Corp.........................................       429,870
     22,000 Matsushita Electric Industries Ltd....................       337,676
     43,000 Mitsubishi Estate Co., Ltd............................       481,975
     50,000 Mitsubishi Heavy Industries Ltd.......................       383,722
     68,000 Mitsubishi Oil Co., Ltd...............................       582,288
     48,000 Mitsubishi Trust and Banking Co.......................       751,288
    150,000 +Mitsui Mining & Smelting Co., Ltd....................       542,260
     11,000 Murata Manufacturing Co., Ltd. .......................       413,208
    149,000 +Navix Line Ltd.......................................       395,708
     84,000 +New Japan Securities Co..............................       432,596
     26,000 NGK Spark Plug Co.....................................       351,813
         47 Nippon Telegraph & Telephone Corp.....................       404,148
     66,000 Nippon Yusen..........................................       391,215
    156,000 +NKK Corp.............................................       417,449
     27,000 Nomura Securities Co., Ltd............................       528,931
     28,000 Olympus Optical Co., Ltd..............................       259,840
     26,000 Onward Kashiyama Co., Ltd. ...........................       349,187
     67,000 +Pacific Metals Co., Ltd..............................       436,383
     42,000 Ricoh Corp............................................       420,721
     38,000 Sakura Bank Ltd. .....................................       414,420
     34,000 Sanwa Bank Ltd. ......................................       638,594
     67,000 Sekisui Chemical Co., Ltd. ...........................       852,469
     51,000 Sumitomo Corp. .......................................       487,701
     45,000 Sumitomo Trust & Banking Co., Ltd.....................       617,995
     55,000 Tokio Marine & Fire Insurance Co......................       594,264
     49,000 Tokyo Broadcasting System, Inc........................       707,563
     19,000 Tokyo Steel Manufacturing Co..........................       366,455
     80,000 Tokyu Corp. ..........................................       539,634
     77,000 Tokyu Department Store................................       466,525
     55,000 Toshiba Corp..........................................       402,656
                                                                     -----------
                                                                      22,223,031
                                                                     -----------

                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- (CONTINUED)
            UNITED KINGDOM & POSSESSIONS -- 16.41%
    273,000 Allied Colloids Group plc.............................   $   539,074
     68,000 Allied Domecq plc.....................................       578,993
    120,000 Angerstein Underwriting Trust plc.....................       163,025
     49,000 Bass plc..............................................       495,395
     63,000 BAT Industries plc....................................       526,468
    132,000 British Gas plc.......................................       553,623
     66,000 British Petroleum Co. plc.............................       495,237
     85,000 British Sky Broadcasting Group plc....................       512,930
    104,000 British Telecommunications plc........................       650,585
    132,000 BTR plc...............................................       680,821
    126,000 Caradon plc...........................................       430,927
     56,000 Dalgety plc...........................................       391,893
    103,000 General Electric Co. plc..............................       516,603
     47,000 Glaxo Holdings plc....................................       569,468
    101,000 Inchcape plc..........................................       513,751
     71,000 Kingfisher plc........................................       565,281
     53,000 Land Securities plc...................................       514,905
     41,000 Legal & General Group plc.............................       386,664
     60,000 Marks & Spencer plc...................................       410,881
     67,000 National Westminster Bank plc.........................       668,910
    177,000 NFC plc...............................................       415,217
     76,000 Sainsbury (J) plc.....................................       524,051
     57,000 Shell Transport & Trading Co. plc.....................       669,921
    125,000 Syndicate Capital Trust plc...........................       175,742
     12,000 Thai-Euro Fund Global Share Certificate...............       405,000
     20,000 Unilever plc..........................................       399,349
    345,000 Wimpey (George) plc...................................       588,598
     21,000 Zeneca Group plc......................................       379,840
                                                                     -----------
                                                                      13,723,152
                                                                     -----------
            FRANCE -- 5.74%
      5,900 Accor S.A. ...........................................       731,058
      8,862 Cie Generale des Eaux.................................       851,458
      8,070 Credit Local de France................................       649,305
     12,680 Lafarge Coppee S.A....................................       834,000
     20,060 Michelin CGDE, Class B (Registered)...................       879,739
     14,050 Total S.A., Class B...................................       850,477
                                                                     -----------
                                                                       4,796,037
                                                                     -----------
            GERMANY -- 5.69%
      2,700 BASF AG...............................................       590,655
      2,500 Bayer AG..............................................       638,607
     14,450 Deutsche Bank AG......................................       688,664
      5,000 +Fag Kugelfischer Georg Schaefer AG...................       689,534
      2,843 Mannesmann AG.........................................       930,020
      1,700 Preussag AG...........................................       503,990
     18,000 Veba AG...............................................       713,826
                                                                     -----------
                                                                       4,755,296
                                                                     -----------

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
INTERNATIONAL FUND (UNAUDITED) -- (CONTINUED)





                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- (CONTINUED)
            NETHERLANDS -- 4.68%
     10,000 ABN Amro Holdings N.V. ...............................   $   413,905
      4,000 Akzo Nobel N.V........................................       480,430
     20,000 Koninklijke Ahold N.V.................................       751,532
     22,000 Koninklijke KNP N.V. .................................       653,370
     10,800 Philips Electronics N.V...............................       526,697
      8,200 VNU N.V...............................................     1,086,908
                                                                     -----------
                                                                       3,912,842
                                                                     -----------
            SWEDEN -- 4.19%
     35,400 Astra AB, Class A.....................................     1,246,713
     39,300 Ericsson S.A., Class B................................       969,978
     52,300 Volvo AB, Class B.....................................     1,283,287
                                                                     -----------
                                                                       3,499,978
                                                                     -----------
            SWITZERLAND -- 4.18%
      1,840 Alusuisse-Lonza Holding AG (Registered)...............     1,364,437
        933 Nestle AG (Registered)................................       955,039
        166 Roche Holding AG......................................     1,172,069
                                                                     -----------
                                                                       3,491,545
                                                                     -----------
            HONG KONG -- 4.17%
    469,000 Amoy Properties Ltd...................................       442,842
    107,000 Cheung Kong Holdings Ltd..............................       582,665
    284,000 Dairy Farm International Holdings Ltd.................       247,080
    119,000 Hong Kong Electric Holdings Ltd.......................       397,888
    124,000 Hutchison Whampoa.....................................       672,030
    704,000 Shun Tak Holdings Ltd.................................       555,463
     74,000 Swire Pacific Ltd., Class A...........................       586,261
                                                                     -----------
                                                                       3,484,229
                                                                     -----------
            ITALY -- 3.90%
     33,800 Assicurazioni Generali SPA............................       781,952
    215,000 Fiat SPA..............................................       805,433
    288,000 Italgas SPA...........................................       860,981
     86,500 Telecom Italia Mobile SPA.............................       144,319
    401,500 Telecom Italia SPA....................................       663,646
                                                                     -----------
                                                                       3,256,331
                                                                     -----------
            AUSTRALIA -- 2.93%
     85,000 ANZ Banking Group Ltd.................................       364,112
     35,600 Broken Hill Proprietary Co., Ltd......................       490,578
    152,000 Mayne Nickless Ltd....................................       720,020
    188,000 MIM Holdings Ltd......................................       269,864
     94,000 North Ltd. ...........................................       269,864
    128,000 Pioneer International Ltd.............................       338,463
                                                                     -----------
                                                                       2,452,901
                                                                     -----------
            SPAIN -- 1.89%
      4,970 Acerinox S.A..........................................       566,874
     16,770 Repsol S.A............................................       527,030
     35,500 Telefonica de Espana S.A. ............................       488,190
                                                                     -----------
                                                                       1,582,094
                                                                     -----------

                                                                       VALUE
   SHARES                                                            (NOTE 1)
 ----------                                                         -----------

 COMMON STOCKS -- (CONTINUED)
            SINGAPORE -- 1.83%
     54,155 Development Bank of Singapore Ltd. (Foreign).........   $   616,652
    260,000 Neptune Orient Lines Ltd.............................       277,782
     17,200 +Singapore Sesdaq Fund...............................       318,200
    177,000 United Overseas Land Ltd.............................       317,249
                                                                    -----------
                                                                      1,529,883
                                                                    -----------
            BRAZIL -- 1.82%
      6,750 Cia Vale do Rio Doce ADR.............................       280,125
     36,100 Eletrobras ADR.......................................       543,847
     15,000 Telebras ADR.........................................       697,500
                                                                    -----------
                                                                      1,521,472
                                                                    -----------
            BELGIUM -- 1.78%
      2,250 Generale de Banque S.A...............................       704,561
      1,470 Solvay S.A. .........................................       781,782
                                                                    -----------
                                                                      1,486,343
                                                                    -----------
            MALAYSIA -- 1.77%
     69,000 Malayan Banking Bhd..................................       557,715
     70,000 Malaysian International Shipping Bhd (Foreign).......       210,432
     31,000 Telekom Malaysia Bhd.................................       233,287
    125,000 Tenaga Nasional Bhd..................................       477,802
                                                                    -----------
                                                                      1,479,236
                                                                    -----------
            KOREA -- 1.64%
         11 Korea International Trust............................       676,500
     53,100 +Schroder Korea Fund.................................       690,300
                                                                    -----------
                                                                      1,366,800
                                                                    -----------
            TAIWAN -- 1.60%
         39 Formosa Fund IDR.....................................       302,250
    900,000 GP Taiwan Index Fund.................................       729,000
          4 Taipei Fund IDR......................................       310,000
                                                                    -----------
                                                                      1,341,250
                                                                    -----------
            MEXICO -- 1.39%
    185,000 Cifra S.A. ADR.......................................       216,450
     79,560 Cifra S.A., Series B.................................        95,098
      9,700 Coca-Cola FEMSA S.A. ADR.............................       191,575
     24,000 Empresas ICA Sociedad Controladora S.A. ADR..........       274,560
     33,600 +/++Grupo Carso S.A. ADR.............................       382,200
                                                                    -----------
                                                                      1,159,883
                                                                    -----------
            CHILE -- 1.14%
     15,500 Genesis Chile Fund Ltd. (Participating Certificates).       550,250
     10,200 GT Chile Growth Fund Ltd.............................       400,350
                                                                    -----------
                                                                        950,600
                                                                    -----------

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
INTERNATIONAL FUND (UNAUDITED) -- (CONTINUED)





                                                                       VALUE
   SHARES                                                            (NOTE 1)
 ----------                                                         -----------

 COMMON STOCKS -- (CONTINUED)
            ARGENTINA -- 0.54%
      5,700 Telecom Argentina ADR................................   $   239,742
     11,900 YPF S.A. ADR.........................................       214,200
                                                                    -----------
                                                                        453,942
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $73,867,797)...................................    78,466,845
                                                                    -----------
 PREFERRED STOCKS -- 1.01%
            FRANCE -- 1.01%
      8,650 Legrand S.A. (Cost $666,486).........................       846,902
                                                                    -----------
 RIGHTS -- 0.05%
            SWEDEN -- 0.05%
     39,300 +/xEricsson S.A., Class B,
            expiring 10/27/95 (Cost $0)..........................        45,946
                                                                    -----------
   NO. OF
  WARRANTS
  --------
 WARRANTS -- 0.06%
            UNITED KINGDOM & POSSESSIONS -- 0.04%
     24,000 +Angerstein Underwriting Trust plc, expiring 8/31/00.         9,478
      2,000 +BTR plc, expiring 10/23/95..........................         3,349
      2,666 +BTR plc, expiring 5/15/96...........................         2,927
      2,666 +BTR plc, expiring 12/26/97..........................         2,948
      1,401 +BTR plc, expiring 11/26/98..........................           543
      6,000 +Syndicate Capital Trust plc, expiring 10/31/99......         2,654
      2,600 +Thai Euro Fund (Bonus),
            expiring TBA.........................................         7,800
                                                                    -----------
                                                                         29,699
                                                                    -----------
            JAPAN -- 0.02%
         82 +Credit Saison Co.,
            expiring 4/18/96.....................................        16,400
                                                                    -----------
            TOTAL WARRANTS
            (Cost $132,893)......................................        46,099
                                                                    -----------

 PRINCIPAL                                                              VALUE
   AMOUNT                                                             (NOTE 1)
 ----------                                                          -----------

 DEMAND NOTES -- 4.84%
            UNITED STATES -- 4.84%
 $1,115,000 Associates Corp. of North America Master Notes........   $ 1,115,000
  2,931,000 General Electric Co. Promissory Notes.................     2,931,000
                                                                     -----------
            TOTAL DEMAND NOTES
            (Cost $4,046,000).....................................     4,046,000
                                                                     -----------

TOTAL INVESTMENTS
(Cost $78,713,176*).........................................  99.84% $83,451,792
OTHER ASSETS &
LIABILITIES (NET)...........................................   0.16      129,786
                                                             ------  -----------
NET ASSETS.................................................. 100.00% $83,581,578
                                                             ======  ===========

--------
*-- Aggregate cost for Federal tax and book purposes.
+-- Non-income producing.
++-- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1995 these securities amounted to $382,200, or 0.5% of net assets.
x-- Security is valued at fair value. See Note 1(a).
ADR -- American Depositary Receipt
IDR-- International Depositary Share

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
INTERNATIONAL FUND (UNAUDITED) -- (CONTINUED)


   At September 30, 1995, sector diversification of the Fund's investment portfolio was as follows:

                                                             % OF
                                                             NET      MARKET
  SECTOR DIVERSIFICATION                                    ASSETS     VALUE
  ----------------------                                    ------  -----------
  Financial................................................  18.11% $15,140,208
  Consumer Cyclical........................................  14.96   12,506,293
  Utilities................................................  14.72   12,305,252
  Raw/Intermediate Materials...............................  12.58   10,517,889
  Consumer Staples.........................................   7.56    6,319,020
  Capital Goods............................................   7.22    6,031,434
  Transportation...........................................   6.04    5,049,353
  Technology...............................................   5.18    4,328,814
  Demand Notes.............................................   4.84    4,046,000
  Investment Companies.....................................   4.63    3,868,375
  Energy & Natural Resources...............................   4.00    3,339,154
                                                            ------  -----------
  Total Investments........................................  99.84% $83,451,792
  Other Assets and Liabilities (Net).......................   0.16      129,786
                                                            ------  -----------
  Net Assets............................................... 100.00% $83,581,578
                                                            ======  ===========

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
PACIFIC/ASIA FUND (UNAUDITED)





                                                                        VALUE
   SHARES                                                             (NOTE 1)
   ------                                                            -----------

 COMMON STOCKS -- 89.56%
            HONG KONG -- 25.58%
  1,110,000 Amoy Properties Ltd...................................   $ 1,048,091
    490,000 Cathay Pacific Airways Ltd............................       744,710
    335,000 Cheung Kong Holdings Ltd..............................     1,824,232
    175,000 China Light & Power Co., Ltd..........................       905,422
  1,050,000 Dickson Concepts International Ltd....................       760,555
  1,240,000 Guangdong Investments Ltd.............................       741,799
  3,538,000 Harbour Ring International Holdings...................       375,254
    416,500 Hong Kong Electric Holdings Ltd.......................     1,392,607
    458,200 Hong Kong Telecom.....................................       832,692
    286,000 Hutchison Whampoa.....................................     1,550,005
    191,000 Jardine Strategic Holdings............................       557,720
  1,395,000 Leefung-Asco Printers Holdings Ltd....................       243,591
    179,000 Mandarin Oriental International Ltd...................       186,160
  1,332,000 Shun Tak Holdings Ltd.................................     1,050,962
    220,500 Sun Hung Kai Properties Ltd...........................     1,789,680
    128,000 Swire Pacific Ltd., Class A...........................     1,014,073
                                                                     -----------
                                                                      15,017,553
                                                                     -----------
            AUSTRALIA -- 15.65%
    395,000 ANZ Banking Group Ltd.................................     1,692,051
     85,000 Australian Gas Light Co., Ltd.........................       295,400
  1,598,666 +Australian Medical Enterprises Ltd...................     1,038,699
    298,000 Australian National Industries Ltd....................       281,423
    470,000 Azon Ltd..............................................       678,211
     54,000 Broken Hill Proprietary Co., Ltd......................       744,135
    417,000 Mayne Nickless Ltd....................................     1,975,318
     74,500 Memtec Ltd. ADR.......................................     1,303,750
    157,000 MIM Holdings Ltd......................................       225,365
    117,000 North Ltd.............................................       335,895
    235,000 +Orbital Engine Corp., Ltd............................       266,313
     54,000 Western Mining Corp. Holdings Ltd.....................       353,301
                                                                     -----------
                                                                       9,189,861
                                                                     -----------
            JAPAN -- 14.96%
     30,000 Asahi Chemical Industry Co., Ltd......................       207,513
     13,000 Daifuku...............................................       158,841
         27 DDI Corp..............................................       223,023
         47 East Japan Railway Co.................................       232,556
     18,000 Fujitsu Ltd...........................................       227,204
     32,000 Honshu Paper Co., Ltd.................................       194,204
     15,000 Isetan Co.............................................       210,542
      5,000 Ito-Yokado Co., Ltd...................................       276,684
     23,000 Kajima Corp...........................................       226,679
      7,000 Katokichi Co., Ltd....................................       133,596
     42,000 Marubeni Corp.........................................       209,936
     24,000 Matsushita Electric Industries Ltd....................       368,373
     18,000 Mitsubishi Estate Co., Ltd............................       201,757
     37,000 Mitsubishi Oil Co., Ltd...............................       316,833
     50,000 +New Japan Securities Co..............................       257,498
     44,000 NGK Spark Plug Co.....................................       595,375

                                                                        VALUE
   SHARES                                                             (NOTE 1)
   ------                                                            -----------

 COMMON STOCKS -- (CONTINUED)
            JAPAN -- (CONTINUED)
         42 Nippon Telegraph & Telephone Corp.....................   $   360,219
     41,000 Nippon Yusen..........................................       243,027
    180,000 +NKK Corp.............................................       481,672
     26,000 Nomura Securities Co., Ltd............................       509,341
     36,000 Onward Kashiyama Co., Ltd.............................       483,490
     80,000 +Pacific Metals Co., Ltd..............................       521,054
     18,000 Ricoh Corp............................................       180,309
     34,000 Sakura Bank Ltd.......................................       370,797
     36,000 Sumitomo Corp.........................................       344,259
     16,000 Sumitomo Trust & Banking Co., Ltd.....................       219,731
     27,000 Tokio Marine & Fire Insurance Co......................       291,730
     21,000 Tokyo Steel Manufacturing Co..........................       405,029
     49,000 Tokyu Corp............................................       330,526
                                                                     -----------
                                                                       8,781,798
                                                                     -----------
            MALAYSIA -- 10.71%
    214,000 Malayan Banking Bhd...................................     1,729,723
    350,000 Malaysian Industrial Development Finance Bhd..........       696,795
     33,333 Malaysian International Shipping Bhd (Foreign)........       100,205
    579,000 Nylex Malaysia Bhd....................................     1,694,465
    202,400 Oriental Holdings Bhd.................................     1,015,425
    115,000 Resorts World Bhd.....................................       572,367
    125,000 Tenaga Nasional Bhd...................................       477,802
                                                                     -----------
                                                                       6,286,782
                                                                     -----------
            SINGAPORE -- 7.13%
     57,500 Development Bank of Singapore Ltd. (Foreign)..........       654,741
    220,000 Inchcape Berhad.......................................       702,045
     90,000 Keppel Corp., Ltd.....................................       721,164
    634,000 Pacific Carriers Ltd..................................       606,059
     50,000 Singapore Airlines Ltd. (Foreign).....................       463,907
    305,000 Times Publishing Ltd..................................       707,457
    185,000 United Overseas Land Ltd..............................       331,588
                                                                     -----------
                                                                       4,186,961
                                                                     -----------
            THAILAND -- 5.28%
     60,000 Bangkok Bank Co., Ltd. (Foreign)......................       674,641
      8,000 Bangkok Insurance Co., Ltd. (Foreign).................       137,161
    148,115 +Dusit Thani Corp., Ltd. (Foreign)....................       259,851
     35,000 National Petrochemical Co.............................        73,266
    240,000 National Petrochemical Co. (Foreign)..................       622,010
    285,000 Robinson Department Store Co. (Foreign)...............       553,977
    125,700 Surapon Seafoods Co., Ltd. (Foreign)..................       190,455
     30,000 TelecomAsia Corp......................................        90,311
    165,000 TelecomAsia Corp. (Foreign)...........................       496,710
                                                                     -----------
                                                                       3,098,382
                                                                     -----------

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
PACIFIC/ASIA FUND (UNAUDITED) -- (CONTINUED)





                                                                        VALUE
   SHARES                                                             (NOTE 1)
   ------                                                            -----------

 COMMON STOCKS -- (CONTINUED)
            KOREA -- 3.96%
      3,100 Hyundai Motor Co., Ltd. GDR...........................   $    60,450
     43,000 Korea Electric Power Corp. ADR........................     1,091,125
     90,000 +Schroder Korea Fund..................................     1,170,000
                                                                     -----------
                                                                       2,321,575
                                                                     -----------
            TAIWAN -- 2.78%
      3,188 Asia Cement Corp. GDS.................................        65,354
        162 Formosa Fund IDR......................................     1,255,500
          4 Taipei Fund IDR.......................................       310,000
                                                                     -----------
                                                                       1,630,854
                                                                     -----------
            INDIA -- 0.96%
     54,000 Morgan Stanley India Investment Fund, Inc.............       560,250
                                                                     -----------
            NETHERLANDS -- 0.93%
     40,000 IS Himalayan Fund N.V.................................       548,000
                                                                     -----------
            NEW ZEALAND -- 0.87%
    219,329 Carter Holt Harvey Ltd................................       510,809
                                                                     -----------
            INDONESIA -- 0.75%
    241,875 Panin Bank (Foreign)..................................       293,667
     50,000 Tancho Indonesia (Foreign)............................       147,903
                                                                     -----------
                                                                         441,570
                                                                     -----------
            PHILIPPINES -- 0.00%
        124 +Philippine National Bank, Class B....................         1,298
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $51,578,141)....................................    52,575,693
                                                                     -----------

 PRINCIPAL                                                              VALUE
   AMOUNT                                                             (NOTE 1)
 ----------                                                          -----------
 DEMAND NOTES -- 10.16%
            UNITED STATES -- 10.16%
 $2,866,000 Associates Corp. of North America Master Notes........   $ 2,866,000
  3,099,000 General Electric Co. Promissory Notes.................     3,099,000
                                                                     -----------
            TOTAL DEMAND NOTES
            (Cost $5,965,000).....................................     5,965,000
                                                                     -----------

TOTAL INVESTMENTS (Cost $57,543,141*)......................  99.72% $58,540,693
OTHER ASSETS & LIABILITIES (NET)...........................   0.28      165,987
                                                            ------  -----------
NET ASSETS................................................. 100.00% $58,706,680
                                                            ======  ===========

--------
*-- Aggregate cost for Federal tax and book purposes.
+-- Non-income producing.
ADR -- American Depositary Receipt
GDR-- Global Depositary Receipt
GDS-- Global Depositary Share
IDR-- International Depositary Share

                      See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
PACIFIC/ASIA FUND (UNAUDITED) -- (CONTINUED)


   At September 30, 1995, sector diversification of the Fund's investment portfolio was as follows:

                                                             % OF
                                                             NET      MARKET
  SECTOR DIVERSIFICATION                                    ASSETS     VALUE
  ----------------------                                    ------  -----------
  Consumer Cyclical........................................  13.38% $ 7,854,253
  Financial................................................  12.83    7,529,175
  Raw/Intermediate Materials...............................  12.70    7,456,010
  Demand Notes.............................................  10.16    5,965,000
  Transportation...........................................   9.38    5,507,188
  Real Estate..............................................   9.10    5,343,250
  Utilities................................................   7.79    4,570,706
  Capital Goods............................................   6.78    3,978,892
  Investment Companies.....................................   6.55    3,843,750
  Consumer Staples.........................................   5.36    3,148,419
  Technology...............................................   4.65    2,731,817
  Energy & Natural Resources...............................   1.04      612,233
                                                            ------  -----------
  Total Investments........................................  99.72% $58,540,693
  Other Assets and Liabilities (Net).......................   0.28      165,987
                                                            ------  -----------
  Net Assets............................................... 100.00% $58,706,680
                                                            ======  ===========

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
PAN EUROPEAN FUND (UNAUDITED)





                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- 89.83%
            UNITED KINGDOM & POSSESSIONS -- 31.03%
    270,000 Allied Colloids Group plc.............................   $   533,150
     58,000 Allied Domecq plc.....................................       493,847
    145,000 Angerstein Underwriting Trust plc.....................       196,989
    104,000 Bass plc..............................................     1,051,451
     65,000 BAT Industries plc....................................       543,181
     99,000 British Gas plc.......................................       415,217
     74,000 British Petroleum Co. plc.............................       555,266
    100,000 British Sky Broadcasting Group plc....................       603,447
     97,000 British Telecommunications plc........................       606,796
    118,000 BTR plc...............................................       608,612
     88,000 Caradon plc...........................................       300,965
     53,000 Dalgety plc...........................................       370,899
    100,000 General Electric Co. plc..............................       501,556
     49,500 Glaxo Holdings plc....................................       599,758
    131,000 Inchcape plc..........................................       666,351
     68,000 Kingfisher plc........................................       541,396
     94,000 Land Securities plc...................................       913,227
     49,000 Legal & General Group plc.............................       462,111
     57,000 Marks & Spencer plc...................................       390,337
     79,000 National Westminster Bank plc.........................       788,715
    200,000 NFC plc...............................................       469,172
     50,000 Redland plc...........................................       299,354
     75,000 Sainsbury (J) plc.....................................       517,156
     52,000 Shell Transport & Trading Co. plc.....................       611,156
    170,000 Syndicate Capital Trust plc...........................       239,009
     19,000 Unilever plc..........................................       379,382
    255,000 Wimpey (George) plc...................................       435,050
     28,000 Zeneca Group plc......................................       506,453
                                                                     -----------
                                                                      14,600,003
                                                                     -----------
            FRANCE -- 12.15%
      3,500 Accor S.A.............................................       433,679
      3,980 Cie Generale des Eaux.................................       382,397
      6,830 Credit Local de France................................       549,535
      2,500 Essilor International ADP.............................       299,614
      3,770 IMETAL................................................       447,989
      7,551 Lafarge Coppee S.A....................................       496,651
     10,610 Michelin CGDE, Class B (Registered)...................       465,306
      6,517 Primagaz S.A..........................................       448,764
      1,950 Promodes..............................................       472,547
      9,000 SEITA.................................................       327,239
      6,000 Television Francaise 1................................       592,322
      7,440 Total S.A., Class B...................................       450,360
      7,500 Valeo S.A.............................................       353,138
                                                                     -----------
                                                                       5,719,541
                                                                     -----------
            GERMANY -- 9.43%
      1,600 BASF AG...............................................       350,017
      2,560 Bayer AG..............................................       653,933
        365 Bayerische Motoren Werke AG...........................       200,578
     17,000 Deutsche Bank AG......................................       810,192
        540 Duerr Beteiligungs AG.................................       177,858
      2,300 +Fag Kugelfischer Georg
            Schaefer AG...........................................       317,186

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- (CONTINUED)
            GERMANY -- (CONTINUED)
      1,798 Mannesmann AG.........................................   $   588,173
      1,600 Preussag AG...........................................       474,344
      1,000 +Thyssen AG...........................................       193,210
     10,800 Veba AG...............................................       428,295
        750 Volkswagen AG.........................................       243,087
                                                                     -----------
                                                                       4,436,873
                                                                     -----------
            NETHERLANDS -- 8.32%
     16,400 ABN Amro Holdings N.V.................................       678,804
      1,795 Akzo Nobel N.V........................................       215,593
     36,700 Elsevier N.V..........................................       470,395
      4,000 Grolsch N.V...........................................       142,303
      1,500 GTI Holding N.V.......................................       132,237
     21,600 Koninklijke Ahold N.V.................................       811,654
     12,000 Koninklijke KNP N.V...................................       356,384
      7,995 MacIntosh N.V.........................................       234,941
      4,800 Philips Electronics N.V...............................       234,088
      7,254 Sphinx N.V............................................       216,795
      3,170 VNU N.V...............................................       420,183
                                                                     -----------
                                                                       3,913,377
                                                                     -----------
            SWITZERLAND -- 8.28%
      1,070 Alusuisse-Lonza Holding AG (Registered)...............       793,450
        941 Nestle AG (Registered)................................       963,229
        197 Roche Holding AG......................................     1,390,949
        980 Sandoz AG (Registered)................................       746,214
                                                                     -----------
                                                                       3,893,842
                                                                     -----------
            ITALY -- 5.48%
     20,670 Assicurazioni Generali SPA............................       478,193
    440,000 Credito Italiano SPA..................................       522,062
     49,000 Gilardini SPA.........................................       103,635
      7,900 Industrie Natuzzi SPA ADR.............................       281,437
     78,000 Italgas SPA...........................................       233,182
    120,000 +SME Meridionale SPA..................................       251,566
    141,000 Telecom Italia Mobile SPA.............................       235,248
    286,000 Telecom Italia SPA....................................       472,735
                                                                     -----------
                                                                       2,578,058
                                                                     -----------
            SWEDEN -- 5.30%
     21,800 Astra AB, Class A.....................................       781,909
      6,250 Electrolux AB, Class B Free...........................       299,045
     23,200 Ericsson S.A., Class B................................       572,608
     36,500 Stora Kopparbergs Bergslags AB, Class A...............       497,849
     14,000 Volvo AB, Class B.....................................       343,519
                                                                     -----------
                                                                       2,494,930
                                                                     -----------
            SPAIN -- 3.49%
      1,430 Acerinox S.A..........................................       163,105
     11,800 Argentaria S.A........................................       419,997
      2,600 +Cristaleria Espanol S.A..............................       161,948
      5,500 Hidroelectrica del Cantabrico S.A., Class C...........       166,842

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
PAN EUROPEAN FUND (UNAUDITED) -- (CONTINUED)





                                                                       VALUE
   SHARES                                                            (NOTE 1)
   ------                                                           -----------

 COMMON STOCKS -- (CONTINUED)
            SPAIN -- (CONTINUED)
     10,000 Repsol S.A...........................................   $   314,269
     30,400 Telefonica de Espana S.A.............................       418,055
                                                                    -----------
                                                                      1,644,216
                                                                    -----------
            BELGIUM -- 2.09%
      1,045 Generale de Banque S.A...............................       327,229
      1,000 Glaverbel S.A........................................       128,659
        520 Solvay S.A...........................................       276,549
      2,400 Ter Beke S.A.........................................       251,600
                                                                    -----------
                                                                        984,037
                                                                    -----------
            FINLAND -- 1.60%
      5,450 Cultor Oy 1..........................................       206,633
      6,400 Metra Oy, Class B....................................       296,574
     11,100 Repola Oy............................................       249,391
                                                                    -----------
                                                                        752,598
                                                                    -----------
            NORWAY -- 0.90%
      1,500 Kvaerner AS, Class B.................................        60,688
      8,500 Norsk Hydro AS.......................................       364,885
                                                                    -----------
                                                                        425,573
                                                                    -----------
            GREECE -- 0.60%
      8,375 Hellenic Bottling Co. S.A............................       282,223
                                                                    -----------
            AUSTRIA -- 0.58%
      3,750 Mayr-Melnhof Karton AG...............................       238,551
        162 Wienerberger Baustoffindustrie AG....................        35,158
                                                                    -----------
                                                                        273,709
                                                                    -----------
            PORTUGAL -- 0.58%
      5,460 Jeronimo Martins.....................................       273,510
                                                                    -----------
            TOTAL COMMON STOCKS (Cost $37,845,997)...............    42,272,490
                                                                    -----------
 PREFERRED STOCKS -- 1.74%
            FRANCE -- 0.89%
      4,300 Legrand S.A..........................................       421,003
                                                                    -----------
            GERMANY -- 0.85%
        650 Friedrich Grohe AG...................................       171,089
        300 Henkel KGAA..........................................       114,036
        300 Krones AG............................................       115,506
                                                                    -----------
                                                                        400,631
                                                                    -----------
            TOTAL PREFERRED STOCKS (Cost $728,568)...............       821,634
                                                                    -----------
 RIGHTS -- 0.06%
            SWEDEN -- 0.06%
     23,200 +/xEricsson S.A., Class B, expiring 10/27/95 (Cost
            $0)..................................................        27,124
                                                                    -----------

   NO. OF                                                              VALUE
  WARRANTS                                                           (NOTE 1)
 ----------                                                         -----------
 WARRANTS -- 0.04%
            UNITED KINGDOM -- 0.03%
     29,000 +Angerstein Underwriting Trust plc, expiring 8/31/00.   $    11,453
        948 +BTR plc, expiring 11/26/98..........................           367
      4,000 +Syndicate Capital Trust plc,
            expiring 10/31/99....................................         1,769
                                                                    -----------
                                                                         13,589
                                                                    -----------
            FRANCE -- 0.01%
        592 +Primagaz S.A., expiring 6/30/98.....................         3,553
                                                                    -----------
            TOTAL WARRANTS
            (Cost $13,246).......................................        17,142
                                                                    -----------
 PRINCIPAL
   AMOUNT
 ----------
 DEMAND NOTES -- 8.08%
            UNITED STATES -- 8.08%
 $1,619,000 Associates Corp. of North America Master Notes.......     1,619,000
  2,183,000 General Electric Co. Promissory Notes................     2,183,000
                                                                    -----------
            TOTAL DEMAND NOTES
            (Cost $3,802,000)....................................     3,802,000
                                                                    ===========

TOTAL INVESTMENTS
(Cost $42,389,811*).........................................  99.75% $46,940,390
OTHER ASSETS &
LIABILITIES (NET)...........................................   0.25      118,735
                                                             ------  -----------
NET ASSETS.................................................. 100.00% $47,059,125
                                                             ======  ===========

--------
*-- Aggregate cost for Federal tax and book purposes.
+-- Non-income producing.
x-- Security is valued at fair value. See Note 1(a).
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
PAN EUROPEAN FUND (UNAUDITED) -- (CONTINUED)


   At September 30, 1995, sector diversification of the Fund's investment portfolio was as follows:

                                                             % OF
                                                             NET      MARKET
  SECTOR DIVERSIFICATION                                    ASSETS     VALUE
  ----------------------                                    ------  -----------
  Consumer Cyclical........................................  20.00% $ 9,410,479
  Consumer Staples.........................................  19.73    9,282,100
  Financial................................................  12.62    5,940,728
  Raw/Intermediate Materials...............................  12.51    5,888,514
  Demand Notes.............................................   8.08    3,802,000
  Utilities................................................   7.54    3,548,291
  Capital Goods............................................   7.09    3,337,186
  Energy & Natural Resources...............................   5.94    2,795,032
  Technology...............................................   4.55    2,142,610
  Diversified..............................................   1.69      793,450
                                                            ------  -----------
  Total Investments........................................  99.75% $46,940,390
  Other Assets and Liabilities (Net).......................   0.25      118,735
                                                            ------  -----------
  Net Assets............................................... 100.00% $47,059,125
                                                            ======  ===========

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
EMERGING AMERICAS FUND (UNAUDITED)





                                                                       VALUE
   SHARES                                                            (NOTE 1)
 ----------                                                         -----------

 COMMON STOCKS -- 77.89%
            MEXICO -- 19.78%
      4,500 Banacci, Class L.....................................   $     7,991
     22,280 +Bufete Industrial S.A. ADR..........................       359,265
     53,274 Cemex S.A., Class A..................................       203,904
     52,497 Cemex S.A., Class B..................................       209,988
    328,307 Cifra S.A., Class B..................................       391,393
    164,500 Cifra S.A., Class C..................................       190,949
      5,650 Coca-Cola FEMSA S.A. ADR.............................       111,587
     87,046 +Corporacion GEO S.A., Class B.......................       286,740
      2,100 +Desaroios Sociedad Fomento Industries S.A., Series
            B....................................................         7,906
     22,000 Empresas ICA Sociedad Controladora S.A. ADR..........       251,680
     13,400 +Empresas La Moderna S.A. ADR........................       226,125
     82,700 FEMSA, Class B.......................................       209,896
    174,000 Grupo Carso S.A., Class A1...........................     1,031,718
      7,360 Grupo Casa Autrey S.A. ADR...........................       115,920
    139,000 Grupo Financiero Banamex Accival S.A., Class B.......       262,519
     24,000 ++Grupo Financiero Bancomer S.A. ADR.................       141,000
    235,000 Grupo Financiero Serfin S.A..........................       173,255
     28,000 Grupo Industrial Alfa S.A., Class A                         364,549
     71,200 Grupo Industrial Bimbo S.A., Class A.................       317,189
     13,000 Grupo Televisa S.A. CPO..............................       129,490
      8,570 Hylsamex GDR.........................................       154,260
     18,540 Kimberly-Clark de Mexico S.A., Class A...............       258,833
      4,700 Panamerican Beverages, Inc., Class A.................       126,312
     52,000 Telefonos de Mexico S.A., Class A                            83,363
    725,000 Telefonos de Mexico S.A., Class L                         1,162,274
     65,000 Tolmex S.A., Class B2................................       328,314
                                                                    -----------
                                                                      7,106,420
                                                                    -----------
            BRAZIL -- 18.57%
 59,539,086 Banco Bradesco.......................................       490,432
     19,567 Cia Energetica de Minas Gerais ADR...................       435,366
  2,120,000 Cia Vale do Rio Doce.................................       522,770
  4,590,800 Eletrobras...........................................     1,416,260
  1,525,064 Light................................................       568,098
     56,500 Souza Cruz S.A.......................................       415,005
 17,600,000 Telebras.............................................       711,018
     28,200 Telebras ADR.........................................     1,311,300
  4,780,000 Telesp...............................................       800,010
                                                                    -----------
                                                                      6,670,259
                                                                    -----------
            CANADA -- 13.79%
     22,000 Abitibi Price, Inc...................................       382,740
     28,000 +Anderson Exploration Ltd............................       263,099
     17,000 Avenor, Inc..........................................       362,180
     41,000 Bombardier, Inc., Class B............................       480,612

                                                                       VALUE
   SHARES                                                            (NOTE 1)
 ----------                                                         -----------

 COMMON STOCKS -- (CONTINUED)
            CANADA -- (CONTINUED)
     26,900 Camco, Inc...........................................   $    80,083
      1,000 +Ford Motor Co. of Canada Ltd........................       135,829
      2,500 Franco Nevada Mining Ltd.............................       149,784
     24,000 Midland Walwyn, Inc..................................       149,598
      6,300 Northern Telecom Ltd.................................       223,895
     12,800 Potash Corp. of Saskatchewan, Inc....................       797,856
     17,200 Rio Algom Ltd........................................       347,239
     12,300 +Talisman Energy, Inc................................       239,162
     23,000 Telus Corp...........................................       280,310
     17,700 Toronto Dominion Bank................................       302,992
     28,000 TransCanada Pipelines Ltd............................       369,902
     43,100 Wascana Energy, Inc..................................       388,946
                                                                    -----------
                                                                      4,954,227
                                                                    -----------
            CHILE -- 13.57%
      8,656 Banco Osorno y La Union ADR..........................       134,168
      2,265 Chilectra S.A. ADR...................................       103,907
      7,500 Chilgener S.A. ADR...................................       158,438
      5,954 Compania de Telefonos de Chile ADR...................       411,570
      3,276 Embotelladora Andina S.A. ADR........................       108,927
     23,824 Empresa Nacional de Electridad S.A. ADR..............       479,458
     21,288 Enersis S.A. ADR.....................................       537,522
    217,330 Five Arrows Chile Investment Trust...................       623,737
     29,006 Genesis Chile Fund Ltd. (Participating Certificates).     1,029,713
      2,300 GT Chile Growth Fund Ltd.............................        90,275
     12,328 Madeco S.A. ADR......................................       289,708
     19,585 Maderas y Sinteticos S.A. ADR........................       377,011
     13,400 Santa Isabel S.A. ADR................................       289,775
      5,476 Sociedad Quimica y Minera de Chile ADR...............       239,575
                                                                    -----------
                                                                      4,873,784
                                                                    -----------
            ARGENTINA -- 6.20%
     20,545 Banco de Galicia y Buenos Aires S.A., Class B........        93,078
      9,840 Banco Frances del Rio de la Plata S.A., Class B......        70,363
      8,387 Buenos Aires Embotelladora S.A. ADR..................       194,998
     81,884 Cia Naviera Perez Compania S.A., Class B.............       357,869
      7,733 +CIADEA S.A..........................................        30,162
     57,200 +Comercial del Plata S.A.............................       134,433
     16,088 Molinos Rio de la Plata S.A., Class B................        98,147
      1,960 Quilmes Industrial S.A...............................        36,260
     43,707 Telecom Argentina S.A., Class B......................       183,588
    166,928 Telefonica de Argentina S.A., Class B................       400,667
     48,000 Transportadora de Gas del Sur S.A., Class B..........       100,810

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
EMERGING AMERICAS FUND (UNAUDITED) -- (CONTINUED)





                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- (CONTINUED)
            ARGENTINA -- (CONTINUED)
     29,250 YPF S.A. ADR..........................................   $   526,500
                                                                     -----------
                                                                       2,226,875
                                                                     -----------
            COLOMBIA -- 3.45%
      3,700 ++Banco de Colombia GDR...............................        24,050
     33,400 Banco de Colombia GDS.................................       217,100
     13,900 Banco Ganadero S.A. ADR...............................       194,600
     14,400 ++Cadenalco S.A. ADS..................................       190,800
     12,018 Carulla S.A. ADR......................................       109,604
     14,850 ++Cementos Diamante ADR...............................       274,725
      4,520 Cementos Diamante GDR.................................        83,620
     11,700 Cementos Paz del Rio ADR..............................       146,250
                                                                     -----------
                                                                       1,240,749
                                                                     -----------
            PERU -- 2.53%
    113,928 Banco de Credito del Peru.............................       213,615
      3,793 Cementos Lima, Class C................................        52,205
     50,987 Cerveceria Backus y Johnson, Class C..................        98,332
        708 Cia de Minas Buenaventura,
            Class C...............................................         3,919
     21,391 +Cia de Minas Buenaventura,
            Class T...............................................       121,757
     10,838 +Southern Peru Copper, Class T........................        42,481
    195,193 Telefonica del Peru S.A., Class B.....................       374,701
                                                                     -----------
                                                                         907,010
                                                                     -----------
            TOTAL COMMON STOCKS (Cost $32,008,935)................    27,979,324
                                                                     -----------
 PREFERRED STOCKS -- 16.00%
            BRAZIL -- 16.00%
    100,000 Aracruz Celulose......................................       205,666
 25,200,017 Banco Bradesco........................................       241,952
  1,211,870 Brahma................................................       494,031
  1,380,000 Brasmotor.............................................       353,326
 30,000,000 Cia Acos Especiais Itabira-Acesita....................       253,096
 10,000,000 Cia Energetica de Sao Paulo...........................       346,170
  6,300,000 Cia Vale do Rio Doce..................................     1,057,712
    145,000 +Cosipa...............................................       257,135
  1,395,000 Itaubanco.............................................       439,140
    670,000 Itausa................................................       421,826
    183,000 Klabin................................................       247,713
 14,131,300 Lojas Americanas......................................       335,118
  4,609,999 Petrobras.............................................       486,154
  3,702,718 Telesp................................................       607,277
                                                                     -----------
            TOTAL PREFERRED STOCKS (Cost $5,757,853)..............     5,746,316
                                                                     -----------
 RIGHTS -- 0.00%
            BRAZIL -- 0.00%
         82 +/xTelesp ON, expiring 10/18/95                                    0
         69 +/xTelesp PN, expiring 10/18/95                                    0
                                                                     -----------
            TOTAL RIGHTS (Cost $0)................................             0
                                                                     -----------

 PRINCIPAL                                                              VALUE
   AMOUNT                                                             (NOTE 1)
 ----------                                                          -----------
 DEMAND NOTES -- 5.87%
            UNITED STATES--5.87%
 $  959,000 Associates Corp. of North America Master Notes........   $   959,000
  1,148,000 General Electric Co. Promissory Notes.................     1,148,000
                                                                     -----------
            TOTAL DEMAND NOTES
            (Cost $2,107,000).....................................     2,107,000
                                                                     -----------

TOTAL INVESTMENTS
(Cost $39,873,788*).........................................  99.76% $35,832,640
OTHER ASSETS &
LIABILITIES (NET)...........................................   0.24       87,655
                                                             ------  -----------
NET ASSETS.................................................. 100.00% $35,920,295
                                                             ======  ===========

--------
*-- Aggregate cost for Federal tax and book purposes.
+-- Non-income producing.
++-- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1995 these securities amounted to $630,575, or 1.8% of net assets.
x-- Security is valued at fair value--See Note 1(a).
ADR-- American Depositary Receipt
GDR-- Global Depositary Receipt
GDS-- Global Depositary Share

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
EMERGING AMERICAS FUND (UNAUDITED) -- (CONTINUED)


   At September 30, 1995, sector diversification of the Fund's investment portfolio was as follows:

                                                             % OF
                                                             NET      MARKET
  SECTOR DIVERSIFICATION                                    ASSETS     VALUE
  ----------------------                                    ------  -----------
  Utilities................................................  18.44% $ 6,623,691
  Raw/Intermediate Materials...............................  14.93    5,361,664
  Financial................................................  12.85    4,617,302
  Consumer Cyclical........................................  12.37    4,442,439
  Capital Goods............................................   8.89    3,191,834
  Consumer Staples.........................................   7.66    2,752,079
  Technology...............................................   7.27    2,612,185
  Energy & Natural Resources...............................   6.63    2,380,721
  Demand Notes.............................................   5.87    2,107,000
  Investment Companies.....................................   4.85    1,743,725
                                                            ------  -----------
  Total Investments........................................  99.76% $35,832,640
  Other Assets and Liabilities (Net).......................   0.24       87,655
                                                            ------  -----------
  Net Assets............................................... 100.00% $35,920,295
                                                            ======  ===========

                       See Notes to Financial Statements

                            UST MASTER FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  UST Master Funds, Inc. ("Master Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Master Fund currently offers shares in twenty managed investment portfolios, each having its own investment objectives and policies.

  The following is a summary of significant accounting policies for International Fund, Pacific/Asia Fund, Pan European Fund and Emerging Americas Fund (the "Portfolios"). The financial statements for the remaining portfolios of Master Fund and UST Master Tax-Exempt Funds, Inc. are presented separately.

 (A) PORTFOLIO VALUATION:

    Investments in securities which are primarily traded on a domestic exchange are valued at the last sale price on that exchange or, if there was no recent sale, at the last current bid quotation. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded. Securities for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by Master Fund's Board of Directors.

    Investment in foreign debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

    Forward foreign currency exchange contracts: The Portfolios' participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Portfolio generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency translations.

  (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including where applicable, amortization of discount on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolios are informed of the dividend.

  (C) REPURCHASE AGREEMENTS:

    Master Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Master Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Master Fund's custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value greater than 101% of the repurchase price (including accrued interest).

    If the value of the underlying security, including accrued interest, falls below the value of 101% of the repurchase price plus accrued interest, Master Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Master Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    Dividends from net investment income are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies and deferral of losses on wash sales and post-October losses.

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (E) FEDERAL TAXES:

    It is the policy of Master Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    Net capital losses and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio's next taxable year. International Fund, Pacific/Asia Fund, Pan European Fund and Emerging Americas Fund incurred, and elected to defer, net capital and currency losses of approximately $0 and $95,000; $0 and $368,000; $0 and $36,000; and $3,751,000 and $262,000, respectively, for the year ended March 31, 1995.

    At September 30, 1995, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

                                                                       NET
                                       TAX BASIS     TAX BASIS      UNREALIZED
                                       UNREALIZED    UNREALIZED    APPRECIATION
                                      APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                      ------------ -------------- --------------
   International Fund................  $8,042,767   $(3,304,151)   $ 4,738,616
   Pacific/Asia Fund.................   4,194,693    (3,197,141)       997,552
   Pan European Fund.................   5,676,436    (1,125,857)     4,550,579
   Emerging Americas Fund............   2,532,919    (6,574,067)    (4,041,148)

  (F) EXPENSE ALLOCATION:

    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average net assets.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

  United States Trust Company of New York ("U.S. Trust") serves as the investment adviser to Master Fund. Foreign and Colonial Asset Management ("FACAM") serves as the sub-adviser to International Fund and Pan European Fund. Foreign and Colonial Emerging Markets Limited ("FCEML") serves as the sub-advisor to Pacific/Asia Fund and Emerging Americas Fund. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid quarterly, at the annual rate of 1% of the average daily net assets of each Portfolio. FACAM is entitled to receive from U.S. Trust an annual fee, computed and paid quarterly, at the annual rate of .70% of the average daily net assets of each of the International Fund and Pan European Fund. FCEML is entitled to receive from U.S. Trust an annual fee, computed and paid quarterly, at an annual rate of .70% of the average daily net assets of the Pacific/Asia Fund and .50% of the average daily net assets of the Emerging Americas Fund.

  Effective September 1, 1995, Chase Global Funds Services Company ("CGFSC"), formerly, Mutual Funds Service Company ("MFSC"), and Federated Administrative Services ("Administrators") provide administrative services to Master Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the rate of .20% of the average daily net assets of each Portfolio. The Administrators are entitled jointly to an annual minimum fee of $18,000 and $39,000 for the first and second full years, respectively, after they commenced operations, and $50,000 for each full year thereafter from Pacific/Asia Fund, Pan European Fund and Emerging Americas Fund. Effective August 1, 1995 through August 31, 1995, MFSC and Federated Administrative Services served as administrators to Master Fund and prior to August 1, 1995, MFSC and Concord Holding Company served as administrators to Master Fund all under the same terms, conditions and fees as stated above. For the period ended September 30, 1995, administration fees charged by MFSC were as follows:

   International Fund................................................... $56,034
   Pacific/Asia Fund....................................................  39,952
   Pan European Fund....................................................  33,463
   Emerging Americas Fund...............................................  25,976

  From time to time, as they may deem appropriate in their sole discretion, or pursuant to applicable state expense limitations, U.S. Trust, the sub-advisers and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. Until further notice to Master Fund, U.S. Trust and/or the Administrators intend to voluntarily waive fees and reimburse expenses to the extent necessary for Pacific/Asia Fund, Pan European Fund and Emerging Americas Fund to maintain an annual expense ratio of not more than 1.67%.

  Master Fund has also entered into shareholder servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organizations an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Until further notice to Master Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative service fees payable by such Portfolio. For the period ended September 30, 1995, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as set forth below:

                                                       U.S. TRUST ADMINISTRATORS
                                                       ---------- --------------
International Fund....................................  $29,790        $227
Pacific/Asia Fund.....................................   18,289         273
Pan European Fund.....................................   16,266          94
Emerging Americas Fund................................   12,177          68

  Effective August 1, 1995, Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, replaced UST Distributors, Inc. as the sponsor and distributor of the Master Fund. Certain sales of Master Fund's shares are subject to a maximum sales charge of 4 1/2% of the offering price. Shares of each portfolio are sold on a continuous basis by the Distributor.

  Each Director of Master Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000. No person who is an officer, director or employee of U.S. Trust or the Administrators, or of any parent or subsidiary thereof, who serves as an officer, director or employee of Master Fund receives any compensation from Master Fund.

  U.S. Trust serves as the shareholder servicing and dividend disbursing agent to Master Fund and effective September 1, 1995, CGFSC serves as the sub-shareholder servicing agent. Prior to September 1, 1995, MFSC served as the sub-shareholder servicing agent. For the period ended September 30, 1995, shareholder servicing fees charged by U.S. Trust and MFSC were as follows:

   International Fund................................................... $22,257
   Pacific/Asia Fund....................................................  14,316
   Pan European Fund....................................................  11,868
   Emerging Americas Fund...............................................  10,393

  Effective September 1, 1995, the Chase Manhattan Bank, N.A. ("Chase") serves as custodian of Master Fund's assets. Prior to September 1, 1995, U.S. Trust served as the custodian of Master Fund's assets. For the period ended September 30, 1995, custody fees charged by U.S. Trust were as follows:

   International Fund................................................... $19,737
   Pacific/Asia Fund....................................................  25,518
   Pan European Fund....................................................  21,199
   Emerging Americas Fund...............................................  17,813

3. PURCHASES AND SALES OF SECURITIES:

  Purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                          PURCHASES     SALES
                                                         ----------- -----------
International Fund...................................... $26,637,514 $11,423,183
Pacific/Asia Fund.......................................   9,889,730   7,357,983
Pan European Fund.......................................   6,558,125   7,579,725
Emerging Americas Fund..................................  10,621,947   8,604,486

4. COMMON STOCK:

  Master Fund currently offers twenty classes of shares, each representing interests in one of twenty separate Portfolios. Authorized capital for each Portfolio is as follows: 375 million shares of International Fund and 500 million shares each of Pacific/Asia Fund, Pan European Fund, and Emerging Americas Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Master Fund's Board of Directors.

                                           INTERNATIONAL FUND
                             -------------------------------------------------
                                  PERIOD ENDED               YEAR ENDED
                                    09/30/95                  03/31/95
                             ------------------------  -----------------------
                               SHARES       AMOUNT       SHARES      AMOUNT
                             ----------  ------------  ----------  -----------
Sold........................  2,405,858  $ 25,068,813   2,727,691  $27,892,498
Issued as reinvestment of
 dividends..................        --            --       26,731      272,171
Redeemed.................... (1,048,587)  (10,881,846) (1,565,883) (15,721,121)
                             ----------  ------------  ----------  -----------
Net Increase................  1,357,271  $ 14,186,967   1,188,539  $12,443,548
                             ==========  ============  ==========  ===========

                                            PACIFIC/ASIA FUND
                              ------------------------------------------------
                                  PERIOD ENDED              YEAR ENDED
                                    09/30/95                 03/31/95
                              ----------------------  ------------------------
                               SHARES      AMOUNT       SHARES       AMOUNT
                              ---------  -----------  ----------  ------------
Sold......................... 1,673,924  $14,844,934   2,982,448  $ 27,044,986
Issued as reinvestment of
 dividends...................       630        5,553      51,459       486,339
Redeemed.....................  (869,780)  (7,655,610) (2,682,285)  (24,110,262)
                              ---------  -----------  ----------  ------------
Net Increase.................   804,774  $ 7,194,877     351,622  $  3,421,063
                              =========  ===========  ==========  ============
                                            PAN EUROPEAN FUND
                              ------------------------------------------------
                                  PERIOD ENDED              YEAR ENDED
                                    09/30/95                 03/31/95
                              ----------------------  ------------------------
                               SHARES      AMOUNT       SHARES       AMOUNT
                              ---------  -----------  ----------  ------------
Sold......................... 1,087,153  $ 9,565,764   1,932,822  $ 15,659,703
Issued as reinvestment of
 dividends...................     2,573       21,870       5,039        39,779
Redeemed.....................  (753,299)  (6,565,710) (1,623,481)  (13,079,658)
                              ---------  -----------  ----------  ------------
Net Increase.................   336,427  $ 3,021,924     314,380  $  2,619,824
                              =========  ===========  ==========  ============
                                         EMERGING AMERICAS FUND
                              ------------------------------------------------
                                  PERIOD ENDED              YEAR ENDED
                                    09/30/95                 03/31/95
                              ----------------------  ------------------------
                               SHARES      AMOUNT       SHARES       AMOUNT
                              ---------  -----------  ----------  ------------
Sold......................... 1,338,982  $ 9,454,526   3,068,106  $ 26,793,574
Issued as reinvestment of
 dividends...................       --           --       25,995       230,998
Redeemed.....................  (957,275)  (6,755,684) (2,649,711)  (21,694,453)
                              ---------  -----------  ----------  ------------
Net Increase.................   381,707  $ 2,698,842     444,390  $  5,330,119
                              =========  ===========  ==========  ============

5. ORGANIZATION COSTS:

  Master Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

USTINLS995